Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value of the derivative warrant liabilities [Abstract]
Derivative warrant liabilities at beginning	$ 247,634
Issuance of Private Warrants		74,847
Change in fair value of derivative warrant liabilities	(67,155)	172,787
Derivative Warrant Liabilities at ending	$ 180,479	$ 247,634